Insurance coverage	12 Months Ended
Dec. 31, 2021
Insurance coverage

34.	Insurance coverage

The insurance coverage as of December 31, 2021 is summarized as follows:

Insured assets	Covered risks	Amount insured
Property and equipment and inventories	Operating risks	16,013
Business interruption	Loss of profits	7,625
Cars and Others (*)	Damages	334

The Company also has specific insurance policies for general civil liability of R$100 and civil responsibility of R$134, coverage against fraud and risk (Criminal) in the amount of R$17 and damage protection and Cybersecurity responsibility (Cyber) of R$13, which totaled a coverage of R$264.

(*)	The value reported above does not include coverage of the hulls, which are insured by the value of 100% of the Foundation Institute of Economic Research – FIPE table.